Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) market	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies [Line Items]
Loss contingency accrual	$ 2,600	$ 2,500
Rent Expense	15,954	15,141
Capital lease obligation	17,700	18,800
Property and equipment, gross	105,261	82,386
Capital lease obligations, net of current portion	7,935	11,171
Capital expenditure	11,642	26,982	$ 30,500
Software Licenses, Marketing Activities, and Other Goods and Services
Commitments And Contingencies [Line Items]
Other off-balance sheet obligations	$ 61,400
Vehicles
Commitments And Contingencies [Line Items]
Lease agreements term	36 months
Average remaining life for fleet	19 months
Property and equipment, gross	$ 31,416	26,935
Build-to-suit lease asset under construction
Commitments And Contingencies [Line Items]
Property and equipment, gross	5,004	0
Capital lease obligations, net of current portion	4,600
Capital expenditure	400
Warehouse, office space and other
Commitments And Contingencies [Line Items]
Rent Expense	$ 11,222	11,632
Warehouse, office space and other | Minimum
Commitments And Contingencies [Line Items]
Lease Term	1 year
Warehouse, office space and other | Maximum
Commitments And Contingencies [Line Items]
Lease Term	15 years
Wireless towers, spectrum and other
Commitments And Contingencies [Line Items]
Rent Expense	$ 4,732	$ 3,509
Wireless towers, spectrum and other | Minimum
Commitments And Contingencies [Line Items]
Lease Term	1 year
Wireless towers, spectrum and other | Maximum
Commitments And Contingencies [Line Items]
Lease Term	10 years
Spectrum licenses
Commitments And Contingencies [Line Items]
Lease agreements term	7 years
Number of mid-sized metropolitan markets | market	40